Other receivables and prepaid expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of financial assets [line items]
Prepaid expenses | ₪			₪ 233	₪ 861
Income receivables | ₪			38	1,634
Advances to suppliers | ₪			2,826	1,207
Government authorities | ₪			364	3,023
Forward transaction | ₪			158	439
Others | ₪			3,048	2,196
Total Other receivables and prepaid expenses | ₪			₪ 6,667	₪ 9,360
US Dollars [Member]
Disclosure of financial assets [line items]
Prepaid expenses | $		$ 72
Income receivables | $		12
Advances to suppliers | $		879
Government authorities | $		113
Forward transaction | $		49
Others | $		949
Total Other receivables and prepaid expenses | $	[1]	$ 2,074

[1]	Convenience Translation into US Dollars.